Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Organization and Summary of Significant Accounting Policies [Abstract]
Summary of fair value of subordinated notes

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
7.75% senior subordinated notes due 2016	$375,000	$385,313	$375,000	$380,063
3.5% senior subordinated convertible notes due 2026	63,324	61,029	148,884	150,602

A reconciliation of the number of shares used in the calculation of basic and diluted earning per share

	Year Ended December 31,
	2011	2010	2009
Weighted average number of common shares outstanding	91,154	92,018	91,557
Effect of non-participatory equity compensation	120	73	96

Weighted average number of common shares outstanding, including effect of dilutive securities	91,274	92,091	91,653